Average Annual Total Returns - Admiral - Vanguard Real Estate Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(4.65%)	5.65%	8.68%	(5.57%)	4.38%	7.47%	(2.78%)	3.81%	6.44%	(4.55%)	5.75%	8.77%	(4.55%)			20.79%	15.36%	13.74%